Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 8,657	$ 12,042
Prepaid insurance and subscriptions	1,513	141
Other	1,464	759
Prepayments	$ 11,634	$ 12,942